SUBSEQUENT EVENTS Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) Rate shares
Disclosure of non-adjusting events after reporting period [line items]
Proportion of interest held by shareholders | Rate	66.70%
Randgold [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share for share exchange | shares	6.1280
Number of shares issued | shares	583,669,178.0000
Proportion of interest held by shareholders | Rate	33.30%
Consideration paid (received) | $	$ 8,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination | $	$ 37